Asset Retirement Obligation (Schedule Of ARO Activity) (Detail) (Asset Retirement Obligation Costs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Costs [Member]
Beginning balance	$ 56,849	$ 51,295
Adjustment due to change in estimate of related costs	748	3,570
Accretion of liability	5,106	4,920
Liabilities settled	(3,323)	(2,936)
Ending balance	$ 59,380	$ 56,849